DISCONTINUED OPERATIONS (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
DISCONTINUED OPERATIONS [Line Items]
Gain from disposal of Group Buying Entities			$ (47,390,421)
Income before income tax	$ 0	$ 0	11,075,935
Income from discontinuing operations attributable to owners of the Company	$ 0	$ 0	11,075,935
Wowo Group Limited [Member]
DISCONTINUED OPERATIONS [Line Items]
Net revenues			16,832,352
Cost of revenues			(2,927,148)
Gross profit			13,905,204
Operating expenses			(50,212,995)
Loss from operations			(36,307,791)
Gain from disposal of Group Buying Entities			(47,390,421)
Interest income			1,904
Interest expense			0
Other expenses, net			(8,599)
Income before income tax			11,075,935
Provision for income tax			0
Income from discontinuing operations attributable to owners of the Company			$ 11,075,935